Stockholders' Equity	12 Months Ended
Dec. 31, 2025
Stockholders' Equity [Abstract]
Stockholders' Equity
17.	Stockholders’ Equity

As of December 31, 2025
Equity

On June 11, 2025, the Murano Global Investments signed a Standby Equity Purchase Agreement (“SEPA”) with YA II PN, LTD (“Yorkville” or “Investor”). Under this agreement the Company has the right to issue and sell to Yorkville up to U.S.$500 million of the Company ordinary shares, no par value (the “ordinary shares”).  As stated in this agreement the Company issued to Yorkville 253,070 ordinary shares in respect of the fees due.

On June 13, 2025 the Company sent a prospectus to the SEC related to the offer and sale, from time to time, of 129,765,157 ordinary shares under the SEPA agreement described above.  This prospectus was declared effective on June 26, 2025. The Company may issue  an aggregate of 51,852,657 ordinary shares to Yorkville from time to time during the three-year period following the execution date of the SEPA agreement.

As of December 31, 2025 the Company has issued 403,070 ordinary shares to Yorkville including the 253,070 as respect of fees and as stated in the SEPA agreement. The cashflows generated by this transactions as of December 31, 2025 were U.S.$1,381,777 ( approximately $25,969,485).

As described in note 12 Warrants, during 2025 the number of warrants exercised and converted to ordinary shares was 10,026 in the amount of $2,332,619 (U.S.115,299). In 2024 the number of warrants exercised was 62,877 in the amount of $12,327,209 (U.S.$722,924), this gain was recognized in the stockholder’s equity during 2025.

After the transactions described above  Murano Global Investments has 79,718,832 ordinary shares in issue as of December 31, 2025 broken down as follows:

	Number of shares	% of all ordinary shares

Beneficiary owner 5% or above
Elias Sacal Cababie	69,152,609	86.75%
HCM Investor Holdings, LLC and former HCM directors (Shawn Matthews and other directors)	8,812,500	11.05%

Beneficiary owners below 5%
Others	1,753,723	2.20%

Total shares December 31, 2025	79,718,832	100.00%

As of December 31, 2024

Equity

As described in Note 2b., on March 8, 2024, the Company underwent a restructuring to establish Murano Global Investments as the parent company of the Company. On March 20, 2024 the Company announced the completion of its business combination with HCM Acquisition Corp., marking the entity’s official transition into a publicly traded entity Consequently, on March 21, 2024, Murano’s ordinary shares and warrants began trading on Nasdaq under the symbols “MRNO” and “MRNOW”, respectively.

As of December 31, 2024, Murano Global Investments has 79,305,736 ordinary shares as follows:

	Number of shares	% of all ordinary shares

Beneficiary owner 5% or above
Elias Sacal Cababie	69,152,609	87.20%
HCM Investor Holdings, LLC and former HCM directors (Shawn Matthews and other directors)	8,812,500	11.11%

Beneficiary owner below 5%
Others	1,340,627	1.69%

Total shares December 31, 2024	79,305,736	100.00%

As part of the business combination Elias Sacal Cababie contributed $25,793,890 (U.S.$1,500,000) in order to issue 6,910,000 ordinary shares from Murano Global Investments, plc.

In January 2024, Murano PV, S.A. de C.V. issued a promissory note in favor of Elías Sacal Cababie for the total amount of Ps.$73,000,000 as a result of the purchase of 103,267,741 shares of Murano World, S. A. de C. V. previously owned by Elías Sacal.

In January 2024, Murano PV, S.A. de C.V. issued a promissory note in favor of Elías Sacal Cababie for the total amount of Ps.$18,000,000  as a result of a transfer of the trustee rights of 16,915,151 shares of Inmobiliaria Insurgentes 421, S.A. de C.V. previously owned by Elías Sacal.

In January 2024, Murano PV, S.A. de C.V. issued a promissory note in favor of ES Agrupación for the total amount of Ps.$266,500,000 as a result of the purchase of 329,753,574 shares of Murano World, S. A. de C. V. previously owned by ES Agrupación.

In January 2024, Murano PV, S.A. de C.V. issued a promissory note in favor of ES Agrupación for the total amount of Ps.$542,500,000 as a result of the transfer of the trustee rights of 434,361,612 shares from Inmobiliaria Insurgentes 421, S.A. de C.V. previously owned by ES Agrupación.

All the promissory notes in the amount $900,000,000 described above were issued as part of the Company Reorganization and used by Elias Sacal Cababie to capitalize Murano Global Investments PLC. On March 8, 2024 Murano Global Investments PLC utilized the promissory notes to complete the Company Reorganization by capitalizing Murano P.V and the notes were cancelled as a final step in the reorganization.

Treasury shares

On April 3, 2024, the Company announced that its board of directors had authorized a new share repurchase program under which the Company may repurchase up to US$2 million of its ordinary shares until the end of the last business day of the third quarter in 2024, U.S. Eastern Time. The Company adopted and implemented this share repurchase program in accordance with applicable rules and the Company’s insider trading policies.

The Company’s proposed repurchases were made from time to time in the open market at prevailing market prices, in privately negotiated transactions, in block trades and/or through other legally permissible means, depending on market conditions and in accordance with applicable rules and regulations. The timing and dollar amount of repurchase transactions was subject to the Securities and Exchange Commission Rule 10b-18 and Rule 10b-5 requirements.

The shares acquired through the share repurchase program are held in treasury by the Company and the effects are recognized in additional paid in capital.

Net Assets for the period from January 1 to March 20, 2024 and the year ended December 31, 2023

a.	Issued equity:

During 2023, there were no contributions in cash by the Company’s shareholders to the net assets of the Company’s Companies.

b.	Capital Reimbursement

On March 8, 2024, Murano PV made a capital reimbursement of $16,363,928 as part of the Company Reorganization.

During 2023, there were no reimbursements in cash by the Company’s shareholders of the Companies.